Right-of-use assets and Lease liabilities - Reconciliation of Changes in ROU Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	$ 60,867	$ 52,608
Additions	33,331	19,196
Depreciation expenses	(17,271)	(9,206)
Transfer to property, plant and equipment	0	(1,736)
Other increases (decreases)	(3,734)	5
Total changes	12,326	8,259
Closing balance	73,193	60,867
Land
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	18,320	17,353
Additions	894	1,599
Depreciation expenses	(687)	(12)
Transfer to property, plant and equipment	0	(622)
Other increases (decreases)	(228)	2
Total changes	(21)	967
Closing balance	18,299	18,320
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	17,839	20,951
Additions	13,714	736
Depreciation expenses	(4,509)	(3,846)
Transfer to property, plant and equipment	0	0
Other increases (decreases)	(1,586)	(2)
Total changes	7,619	(3,112)
Closing balance	25,458	17,839
Other property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation expenses	0	0
Transfer to property, plant and equipment	0	0
Other increases (decreases)	0	0
Total changes	0	0
Closing balance	0	0
Transport equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	1,805	2,578
Additions	37	186
Depreciation expenses	(987)	(965)
Transfer to property, plant and equipment	0	0
Other increases (decreases)	0	6
Total changes	(950)	(773)
Closing balance	855	1,805
Machinery, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	22,903	11,726
Additions	18,686	16,675
Depreciation expenses	(11,088)	(4,383)
Transfer to property, plant and equipment	0	(1,114)
Other increases (decreases)	(1,920)	(1)
Total changes	5,678	11,177
Closing balance	$ 28,581	$ 22,903